ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING	12 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Mar. 31, 2014 Ordinary shares USD ($)	Mar. 31, 2014 Ordinary shares CNY
Issuance of ordinary shares
Shares issued (in shares)			24,894,647	24,894,647
Value of shares issued (in RMB or US$)	$ 25,472,000	158,044,000	$ 25,472,000	158,044,000
Ordinary shares purchased from existing shareholders (in shares)			28,960,922	28,960,922
Total cash consideration paid to the selling shareholders	$ 29,633,000	183,858,000	$ 29,633,000	183,858,000